Investment Objectives and Goals	Apr. 27, 2026
WesMark Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Sections WesMark Small Company Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The WesMark Small Company Fund (the “Fund”) seeks to achieve capital appreciation.
WesMark Large Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Sections Wesmark Large Company Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The WesMark Large Company Fund (the “Fund”) seeks to achieve capital appreciation.
WesMark Balanced Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The WesMark Balanced Fund (the “Fund”) seeks to achieve capital appreciation and income.
WesMark Government Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Sections WesMark Government Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The WesMark Government Bond Fund (the “Fund”) seeks to achieve high current income consistent with preservation of capital.
WesMark West Virginia Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The WesMark West Virginia Municipal Bond Fund (the “Fund”) seeks to achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.
WesMark Tactical Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Sections WesMark Tactical Opportunity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The WesMark Tactical Opportunity Fund (the “Fund”) seeks to achieve capital appreciation.